Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
Schedule of basic loss per share

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Loss attributable to Company's owners	12,998	11,753	5,313
The weighted average of the number of ordinary shares in issue (including pre-funded warrants)	13,599	1,765	922
Basic loss per share (dollar)	0.96	6.66	5.76

Schedule of diluted loss per share

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Adjustment in respect of the finance income relating to derivative financial instruments, anti-dilution mechanism and compensation feature	12,998	11,753	5,313
Adjustment in respect of the finance income relating to anti-dilution mechanism and compensation feature	1,462	710	-
	14,460	12,463	5,313

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	13,599	35,302	18,433
Adjustment in respect of incremental shares assuming the conversion to derivative financial instruments, anti-dilution mechanism and compensation feature	421	344	-
	14,020	35,646	18,433
Diluted loss per share (dollar)	1.03	6.99	5.76